Convertible Debt and Promissory Notes- ReShape	6 Months Ended
Jun. 30, 2025
Convertible Debt and Promissory Notes- ReShape [Abstract]
Convertible debt and Promissory Notes- ReShape

8. Convertible debt and Promissory Notes- ReShape

Convertible Debt

Commencing in October 2020, the Company began raising money under a compulsorily convertible promissory note (the “Promissory Notes”) pursuant to a Subscription Agreement (the “Subscription Agreement”). The Promissory Note was issued as part of a private placement (the “Offering”) for the sale of up to $2,395,542 (which was subsequently expanded) of secured convertible promissory notes (collectively, the “Promissory Notes”) for a period until three years of maturity. The Promissory Notes bear interest at a rate of eight percent (8%) per annum, on a non-compounding basis, and are due and payable on the earlier of (i) the date upon which the Promissory Notes are converted into equity securities of the Company, or (ii) at maturity in three (3) years (“Maturity Date”). Significant conversion terms of the Promissory Notes are as follows:

a) In the event that the Company issues and sells shares of its equity securities (“Equity Securities”) to investors (the “Investors”) prior to the Maturity Date in an equity financing with total proceeds to the Company of not less than $10,000,000 (excluding the conversion of the Promissory Notes or other convertible securities issued for capital raising purposes (e.g., Simple Agreements for Future Equity) (a “Qualified Financing”), then the outstanding principal amount of this Note and any unpaid accrued interest shall automatically convert in whole without any further action by the Holder into Equity Securities sold in the Qualified Financing at a conversion price equal to the cash price per share paid for Equity Securities by the Investors in the Qualified Financing multiplied by 0.75 in some notes or 0.8 in some other notes; provided, that if such Qualified Financing is also a Deemed Liquidation Event (as defined in the Company’s Certificate of Incorporation, as amended, restated, and otherwise in effect from time to time, the “Certificate of Incorporation”), shall govern with respect to the conversion of this Note. The issuance of Equity Securities pursuant to the conversion of this Note shall be upon and subject to the same terms and conditions applicable to Equity Securities sold in the Qualified Financing. Notwithstanding this paragraph, if the conversion price of the Notes as determined pursuant to this paragraph (the “Conversion Price”) is less than the price per share at which Equity Securities are issued in the Qualified Financing, the Company may, solely at its option, elect to convert this note into shares of a newly created series of preferred stock having the identical rights, privileges, preferences and restrictions as Equity Securities issued in the Qualified Financing, and otherwise on the same terms and conditions, other than with respect to (if applicable): (i) the per share liquidation preference and the conversion price for purposes of price-based anti-dilution protection, which will equal the Conversion Price; and (ii) the per share dividend, which will be the same percentage of the Conversion Price as applied to determine the per share dividends of the Investors in the Qualified Financing relative to the purchase price paid by the Investors. For the avoidance of doubt, such newly created series of preferred stock described in the preceding sentence shall be pari passu with the Equity Securities issued in the Qualified Financing.

b) If the Company consummates a transaction that is a Deemed Liquidation Event (as defined in the Certificate of Incorporation) while this Note remains outstanding, then the outstanding principal amount of this Note and any unpaid accrued interest shall, immediately prior to the closing of such Deemed Liquidation Event, automatically convert in whole without any further action by the Holder into shares of a newly created series of preferred stock (“New Senior Preferred Stock”) at a conversion price equal to the Original Issue Price (as defined in the Certificate of Incorporation) for the most senior series of preferred stock of the Company outstanding at such time (the “New Senior Preferred Conversion Price”). The New Senior Preferred Stock shall have the identical rights, privileges, preferences and restrictions as the most senior series of preferred stock of the Company outstanding at the time of such conversion, other than with respect to: (i) the per share liquidation preference, which shall be equal to two (2) times in some notes three (3) times in the other notes the New Senior Preferred Conversion Price; (ii) the conversion price for purposes of price-based anti-dilution protection, which will equal the New Senior Preferred Conversion Price; and (iii) the per share dividend, which will be the same percentage of the New Senior Preferred Conversion Price as applied to determine the per share dividends of the holders of the most senior series of preferred stock of the Company outstanding at such time relative to the Original Issue Price for such shares. For the avoidance of doubt, the New Senior Preferred Stock shall be senior to the most senior series of preferred stock of the Company outstanding at such time and shall be pari passu with all other securities into which compulsory convertible notes issued by the Company convert.

c. If this Note has not otherwise been converted pursuant to the above transactions, then, effective as of the Maturity Date, all outstanding principal and accrued and unpaid interest under this Note shall be automatically converted into Senior D Preferred Stock, at a conversion price equal to the New Senior Preferred Conversion Price.

During 2023 and through June 2025, certain Notes that had reached their maturity date were extended by an additional year. In connection with such extension, the conversion rate was amended from 0.80 to 0.75, and liquidation preference was amended from three times to two times in clause (b). All other terms remained the same. The Company accounted for such extension as a modification of the debt instrument. From April to September 2024, seven Notes have matured, out of which two noteholders converted to Series D Preferred stock at maturity as per the terms of the Notes. In August 2024, two Convertible Notes with an aggregate principal plus accrued interest of $ 434,077 were converted into 22 shares of Series D preferred stock at $19,450 per share. No other Convertible Notes have been converted through June 30, 2025. All remaining Convertible Notes were converted into common stock as a result of the Merger – see Note 16.

In July 2024, the Company began offering investors the opportunity to participate in a Securities Purchase Agreement providing investors the right to certain equity instruments and other equity rights in the Company and its subsidiary in India, some of which are dependent upon the completion of the Merger. An aggregate of 34 investors agreed to participate in such financing through June 30, 2025, for an aggregate of approximately $7.3 million, of which approximately $ 659,542 was received through June 30, 2025, in the form of bridge notes. The bridge notes have similar terms to the above convertible notes, except that there is a one-year maturity and is convertible at a 30% discount to the Merger valuation. The remainder of the committed funds were placed in an escrow account six to seven days before the Merger; however, these funds have not been received as of June 30, 2025. These funds were received in August 2025 – see Note 16.

The fair value amount of the convertible debt and accrued expense is summarized as follows:

	June 30,	December 31,
	2025	2024
Current portion
Conversion rate at 70% of Merger Valuation	$700,494	$487,206
Conversion rate at 75% of Qualified Financing	3,333,887	3,102,204

Total	$4,034,481	$3,589,410

The Company has elected to record the convertible note at fair value. Changes in the fair value of the Convertible Notes for the six months ended June 30, 2025 and 2024 are summarized as follows:

	Six months ended	Six months ended
	June 30, 2025	June 30, 2024
Balance, beginning of the period	$3,589,410	$2,930,888
Additional notes issued	191,253	340,000
Interest accrued	103,045	92,200
Change in fair value	150,673	17,996
Total	$4,034,381	$3,381,084

Promissory Notes - ReShape

The Company entered into a note payable with ReShape for $400,000, of which payments under such note were received in several instalments from April 16, 2025, to June 5, 2025. The note bears interest at 8% per annum, is senior to the convertible notes and matures on September 30, 2025. If the Merger Agreement is terminated due to the Company’s failure to close on the Concurrent financing that is already committed, then the promissory note will become senior in right of payment to all other debt of the Company and will become a secured obligation of the Company. The promissory notes could convert into shares of common stock of the Company at the implied valuation of the transaction at the Merger date. On June 30,2025, the Company borrowed an additional $200,000 from ReShape pursuant to the same terms. Changes in the fair value of the Convertible Notes for the six months ended June 30, 2025, are summarized as follows:

Six months ended
June 30, 2025
Balance, beginning of the period	$0
Borrowings	600,000
Interest accrued	5,431
Change in fair value	(181,184)
Total	$424,247

Overall Debt

Interest expense on the above debt instruments was $108,476 and $92,200 for the six months ended June 30, 2025, and 2024, respectively.

The fair value of the convertible notes is classified within Level 3 of the fair value hierarchy, using the inputs below to calculate the fair value. The Company used a probability-weighted scenario analysis to determine the fair value of the convertible notes. The risk-free rate used in the analysis is based on the yield on a US Government zero-coupon bond, interpolated for the period that corresponds to the time to liquidity as at the valuation date.

	June 30, 2025	December 31, 2024
Adjusted Interest rate	4.41% to 4.45%	4.16% to 4.40%
Time to Financing Date	1-3 months	6-8 months